Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 14,949	$ 21,388	$ 13,357
Geographical analysis of long-lived assets	179	215
The PRC
Revenue	5,878	13,217	5,072
Geographical analysis of long-lived assets	171	190
Hong Kong
Revenue	7,174	7,937	8,024
Geographical analysis of long-lived assets	8	25
Others
Revenue	$ 1,897	$ 234	$ 261